OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Schedule of finance costs (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Contractual coupons on loans and borrowings	₫ 8,958,420	$ 375,363,278	₫ 5,883,067	₫ 3,442,117
Change in amortized costs of financial instruments measured at amortized cost	2,833,459	118,723,665	1,999,914	1,156,118
Others	341,521	14,309,939	76,859
Total	₫ 12,133,400	$ 508,396,883	₫ 7,959,840	₫ 4,598,235